RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2022
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Schedule of fund's net income (loss) for Financial reporting and tax return purposes

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$2,545,668	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,632,811)	—	—

Other	(285,774)	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(703,186)	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(27,126)	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	1,287,441	—	—

Income (loss) for tax return purposes, December 31, 2021	$184,212	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2021	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$—	$(91,580)	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(2,199)	—

Other	—	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	709,628	—

Income (loss) for tax return purposes, December 31, 2021	$—	$615,849	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$—	$(36,279)	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(18,837)	—

Other	—	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(71,162)	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	404,489	—

Income (loss) for tax return purposes, December 31, 2021	$—	$278,211	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$—	$(81,264)	$(87,109)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(4,847)	(4,992)

Other	—	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	1,452,062	1,779,608

Income (loss) for tax return purposes, December 31, 2021	$—	$1,365,951	$1,687,507

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(65,928)	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	18,492	—	—

Other	74,813	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(33,871)	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	(38,760)	—	—

Income (loss) for tax return purposes, December 31, 2021	$(45,254)	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2021	$—	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$—	$1,032,291	$143,547

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(1,441,470)	(36,736)

Other	—	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	(24,032)	(242,095)

Income (loss) for tax return purposes, December 31, 2021	$—	$(433,211)	$(135,284)

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$—	$758,807	$596,405

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(371,220)	(606,165)

Other	—	2,541,672	(2,261,103)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	(314,783)

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(2,509)	34,599

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	(946,605)	(929,408)

Income (loss) for tax return purposes, December 31, 2021	$—	$1,980,145	$(3,480,455)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2022 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$376,778

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(164,837)

Other	(641,156)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(317,241)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(25,345)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(877,446)

Income (loss) for tax return purposes, December 31, 2021	$(1,649,247)

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$6,119,815	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(443,708)	—	—

Other	6,952,259	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,016,981)	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(581,710)	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	(15,102,308)	—	—

Income (loss) for tax return purposes, December 31, 2020	$(4,072,633)	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2020	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$—	$(47,101)	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	2,199	—

Other	—	(5,000)	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(59,470)	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(19,425)	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	588,301	—

Income (loss) for tax return purposes, December 31, 2020	$—	$459,504	$—

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$—	$(12,814)	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	21,752	—

Other	—	795,988	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(113,442)	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(21,314)	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	(177,887)	—

Income (loss) for tax return purposes, December 31, 2020	$—	$492,283	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$—	$2,525,949	$2,473,777

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(78,664)	4,992

Other	—	51,192	(113,274)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(46,596)	(39,126)

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(23,481)	(21,393)

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	(2,901,083)	(2,680,668)

Income (loss) for tax return purposes, December 31, 2020	$—	$(472,683)	$(375,692)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(43,305)	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	24,102	—	—

Other	212,099	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(33,633)	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	(464,227)	—	—

Income (loss) for tax return purposes, December 31, 2020	$(304,964)	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2020	$—	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$—	$13,924	$663,263

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	43,016	36,736

Other	—	928,089	2,509,690

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(60,389)	(32,717)

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(77,697)	17,338

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	(308,905)	(1,205,766)

Income (loss) for tax return purposes, December 31, 2020	$—	$538,038	$1,988,544

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$50,372	$488,406	$57,082

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	36,818	(607,163)

Other	—	1,039,883	1,172,973

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	(420,788)

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(21,425)	(114,692)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,400,109)	(4,075,446)	(924,247)

Income (loss) for tax return purposes, December 31, 2020	$(2,349,737)	$(2,531,764)	$(836,835)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2021 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(49,738)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	72,504

Other	360,619

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(244,453)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(265,988)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(552,271)

Income (loss) for tax return purposes, December 31, 2020	$(679,327)

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

Schedule of investments in operating limited partnerships for tax purposes and financial statement purposes

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2021	$1,667,631	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,978,858	—	—

Impairment loss in investment in operating limited partnerships	(13,575,448)	—	—

Less share of loss - three months ended March 31, 2022	(32,927)	—	—

Other	6,961,886	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2021	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2022	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2021	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2022	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2021	$—	$(501,652)	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	575,248	—

Impairment loss in investment in operating limited partnerships	—	(286,415)	—

Less share of loss - three months ended March 31, 2022	—	(32,927)	—

Other	—	245,746	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2021	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2022	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2021	$(189,684)	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	520,914	—	—

Impairment loss in investment in operating limited partnerships	(833,360)	—	—

Less share of loss - three months ended March 31, 2022	—	—	—

Other	502,130	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2021	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2022	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2021	$—	$(2,818,038)	$(360,638)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2022	—	—	—

Other	—	2,818,038	360,638

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2021	$—	$1,825,471	$1,139,910

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	2,048,788

Impairment loss in investment in operating limited partnerships	—	(1,829,754)	(3,059,043)

Less share of loss - three months ended March 31, 2022	—	—	—

Other	—	4,283	(129,655)

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2022 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2021	$2,572,262

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,833,908

Impairment loss in investment in operating limited partnerships	(7,566,876)

Less share of loss - three months ended March 31, 2022	—

Other	3,160,706

Investments in operating limited partnerships - as reported	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2020	$6,036,955	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	11,383,230	—	—

Impairment loss in investment in operating limited partnerships	(27,975,615)	—	—

Less share of loss - three months ended March 31, 2022	(32,927)	—	—

Other	10,588,357	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2020	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2021	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2020	$—	$(1,005,761)	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	763,435	—

Impairment loss in investment in operating limited partnerships	—	(206,682)	—

Less share of loss - three months ended March 31, 2021	—	—	—

Other	—	449,008	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2020	$—	$(917,349)	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	1,157,917	—

Impairment loss in investment in operating limited partnerships	—	(888,464)	—

Less share of loss - three months ended March 31, 2021	—	(32,927)	—

Other	—	680,823	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2020	$—	$716,461	$508,277

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	917,996	784,846

Impairment loss in investment in operating limited partnerships	—	(1,110,485)	(790,713)

Less share of loss - three months ended March 31, 2021	—	—	—

Other	—	(523,972)	(502,410)

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2020	$(226,160)	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	610,098	—	—

Impairment loss in investment in operating limited partnerships	(833,360)	—	—

Less share of loss - three months ended March 31, 2021	—	—	—

Other	449,422	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2020	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2021	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2020	$—	$(2,578,036)	$(258,255)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	1,623,678	566,599

Impairment loss in investment in operating limited partnerships	—	(752,318)	—

Less share of loss - three months ended March 31, 2021	—	—	—

Other	—	1,706,676	(308,344)

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2020	$—	$910,108	$4,574,217

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	15,841	3,117,867

Impairment loss in investment in operating limited partnerships	—	(2,550,560)	(8,739,377)

Less share of loss - three months ended March 31, 2021	—	—	—

Other	—	1,624,611	1,047,293

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2021 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2020	$4,313,453

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,824,953

Impairment loss in investment in operating limited partnerships	(12,103,656)

Less share of loss - three months ended March 31, 2021	—

Other	5,965,250

Investments in operating limited partnerships - as reported	$—